Dreyfus Municipal Bond Opportunity Fund

Incorporated herein by reference is the definitive version of the above-referenced fund's prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on

September 5, 2012 (SEC Accession No. 0000797923-12-000011).